Principal accounting policies (Leases - Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Principal accounting policies
Weighted average remaining lease terms of the right-of-use assets	2 years 10 months 9 days
Weighted average incremental borrowing rate	5.44%
Operating lease cost	$ 14,681	$ 14,519
Short-term lease cost	8,660	9,148
Cash paid for operating leases included in operating cash flows	14,513	13,740
Lease liabilities arising from obtaining right-of-use assets	11,063	$ 19,039
Undiscounted cash flows to the operating lease liabilities recognized
2024	11,440
2025	11,219
2026	7,770
2027 and after	2,371
Total undiscounted cash flows	32,800
Less: imputed interest	(1,990)
Present value of lease liabilities	$ 30,810